NET LOSS PER SHARE (Tables)	12 Months Ended
Feb. 28, 2023
NET LOSS PER SHARE
Schedule of loss per share

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Numerator:
Net loss attributable to TAL Education Group’s shareholders	$(115,990)	$(1,136,115)	$(135,612)

Numerator used for calculation of diluted net loss per share	$(115,990)	$(1,136,115)	$(135,612)

Denominator:
Weighted average shares outstanding
Basic	203,603,391	214,825,470	212,575,277

Denominator for diluted net loss per share (i)	203,603,391	214,825,470	212,575,277

Net loss per common share attributable to TAL Education Group’s shareholders-basic (ii)	$(0.57)	$(5.29)	$(0.64)
Net loss per common share attributable to TAL Education Group’s shareholders-diluted	$(0.57)	$(5.29)	$(0.64)
(i)	For the years ended February 28, 2021, 2022 and 2023, 9,479,522, 9,060,041 and 8,805,748 potential shares outstanding due to non-vested shares and share options were excluded from the calculation due to their anti-dilutive effect resulted from net loss reported in fiscal year 2021, 2022 and 2023, respectively.
(ii)	The Company’s common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present net loss per share for each separate class.